NET LOSS PER SHARE OF COMMON STOCK - Computation of basic and diluted earnings per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss per common share
Net loss	$ (7,367,800)	$ (3,854,500)	$ (25,588,700)	$ (19,200,200)
Less: Initial Public Offering Common Stock discount amortization	(24,700)	(24,700)	(100,000)	(19,700)
Less: public offering Common Stock discount amortization	(60,400)		(122,000)
Net loss attributable to common shareholders, basic	(7,452,900)	(3,879,200)	(25,810,700)	(19,912,600)
Net loss attributable to common shareholders, diluted	$ (7,452,900)	$ (3,879,200)	$ (25,810,700)	$ (19,912,600)
Weighted average common shares outstanding, basic	15,542,444	7,332,999	11,417,083	4,505,867
Weighted average common shares outstanding, diluted	15,542,444	7,332,999	11,417,083	4,505,867
Net loss per common share, basic	$ (0.48)	$ (0.53)	$ (2.26)	$ (4.42)
Net loss per common share, diluted	$ (0.48)	$ (0.53)	$ (2.26)	$ (4.42)
Series B Preferred Stock
Net loss per common share
Series B Preferred Stock discount amortization				$ (692,700)